UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end:  June 30, 2006
                  Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (95.0%) (2)
     COMMUNICATIONS (2.5%)
             49,400  Crown Castle Intl. Corp. (3)                    1,740,856
             35,525  Vodafone Group, A.D.R.                            812,101
                                                            ------------------
                                                                     2,552,957
                                                            ------------------
     CONSUMER NON-DURABLES (4.5%)
             16,850  Colgate-Palmolive Co.                           1,046,385
             31,900  PepsiCo, Inc.                                   2,081,794
             22,400  Procter & Gamble Co.                            1,388,352
                                                            ------------------
                                                                     4,516,531
                                                            ------------------
     CONSUMER SERVICES (5.0%)
             19,500  Comcast Corp. (3)                                 718,575
             20,000  Harrah's Entertainment, Inc.                    1,328,600
             43,600  Marriott International, Inc.                    1,684,704
             36,600  News Corp.                                        719,190
             17,100  Starbucks Corp. (3)                               582,255
                                                            ------------------
                                                                     5,033,324
                                                            ------------------
     ELECTRONIC TECHNOLOGY (11.1%)
             36,800  Analog Devices, Inc.                            1,081,552
              3,900  Apple Computer, Inc. (3)                          300,417
             90,000  Cisco Systems, Inc. (3)                         2,070,000
             18,100  Dell Computer Corp. (3)                           413,404
            132,600  EMC Corp. (3)                                   1,588,548
              6,100  Hewlett-Packard Co.                               223,809
             51,100  Intel Corp.                                     1,051,127
             19,900  Juniper Networks, Inc. (3)                        343,872
             38,900  Motorola, Inc.                                    972,500
             58,400  Nokia Corp., A.D.R.                             1,149,896
             40,800  Qualcomm, Inc.                                  1,483,080
             13,300  Texas Instruments, Inc.                           442,225
                                                            ------------------
                                                                    11,120,430
                                                            ------------------
     ENERGY MINERALS (9.0%)
             17,700  Murphy Oil Corp.                                  841,635
             32,000  Occidental Petroleum Corp.                      1,539,520
             32,000  Southwestern Energy Co. (3)                       955,840
             19,500  Suncor Energy, Inc.                             1,404,975
             11,100  Ultra Petroleum Corp. (3)                         534,021
             42,800  Valero Energy Corp.                             2,202,916
             34,366  XTO Energy, Inc.                                1,447,840
                                                            ------------------
                                                                     8,926,747
                                                            ------------------
     FINANCE (14.8%)
             19,100  American Express Co.                            1,071,128
             24,462  American International Group, Inc.              1,620,852
             19,900  Chubb Corp.                                     1,034,004
             47,000  Citigroup, Inc.                                 2,334,490
             21,900  Franklin Resources, Inc.                        2,315,925
             36,800  J.P. Morgan Chase & Co.                         1,728,128
             27,300  Nomura Holdings, Inc.                             479,934
             12,900  Prudential Financial, Inc.                        983,625
             10,300  The Goldman Sachs Group, Inc.                   1,742,451
             44,200  Wells Fargo Co.                                 1,599,156
                                                            ------------------
                                                                    14,909,693
                                                            ------------------
     HEALTH SERVICES (2.3%)
             27,600  UnitedHealth Group, Inc.                        1,357,920
             13,000  WellPoint, Inc. (3)                             1,001,650
                                                            ------------------
                                                                     2,359,570
                                                            ------------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
     HEALTH TECHNOLOGY (12.0%)
             20,900  Abbott Laboratories                             1,014,904
             22,900  Amgen, Inc. (3)                                 1,638,037
             29,800  Celgene Corp. (3)                               1,290,340
             21,500  Eli Lilly and Co.                               1,225,500
             25,100  Genentech, Inc. (3)                             2,075,770
              6,200  Gilead Sciences, Inc. (3)                         425,940
             14,750  Johnson & Johnson                                 957,865
             24,600  Medtronic, Inc.                                 1,142,424
             42,225  Pfizer, Inc.                                    1,197,501
             29,900  St. Jude Medical, Inc. (3)                      1,055,171
                                                            ------------------
                                                                    12,023,452
                                                            ------------------
     INDUSTRIAL SERVICES (3.8%)
             16,000  Nabors Industries, Ltd. (3)                       476,000
             20,400  Noble Corp.                                     1,309,272
             32,400  Schlumberger, Ltd.                              2,009,772
                                                            ------------------
                                                                     3,795,044
                                                            ------------------
     NON-ENERGY MINERALS (1.3%)
              8,400  Allegheny Technologies, Inc.                      522,396
              7,100  Freeport-McMoRan Copper & Gold, Inc.              378,146
              4,800  Southern Copper Corp.                             444,000
                                                            ------------------
                                                                     1,344,542
                                                            ------------------
     PROCESS INDUSTRIES (2.1%)
             15,100  Air Products and Chemicals, Inc.                1,002,187
             24,200  Monsanto Co.                                    1,137,642
                                                            ------------------
                                                                     2,139,829
                                                            ------------------
     PRODUCER MANUFACTURING (9.8%)
             14,200  Caterpillar, Inc.                                 934,360
             16,900  Emerson Electronic Co.                          1,417,234
             16,600  General Dynamics Corp.                          1,189,722
             75,800  General Electric Co.                            2,675,740
             22,800  ITT Industries, Inc.                            1,168,956
             15,500  The Boeing Co.                                  1,222,175
             18,300  United Technologies Corp.                       1,159,305
                                                            ------------------
                                                                     9,767,492
                                                            ------------------
     RETAIL TRADE (6.2%)
             14,675  Best Buy Co., Inc.                                785,993
             62,900  CVS Corp.                                       2,020,348
             13,700  J.C. Penney Co., Inc.                             936,943
             24,000  Lowe's Companies, Inc.                            673,440
             33,300  Target Corp.                                    1,839,825
                                                            ------------------
                                                                     6,256,549
                                                            ------------------
     TECHNOLOGY SERVICES (7.3%)
             16,400  Adobe Systems, Inc.                               614,180
             15,000  Automatic Data Processing, Inc.                   710,100
             32,200  First Data Corp.                                1,352,400
              3,300  Google, Inc. (3)                                1,326,270
             76,900  Microsoft Corp.                                 2,101,677
             18,100  SAP AG                                            895,950
             13,800  Yahoo!, Inc. (3)                                  348,864
                                                            ------------------
                                                                     7,349,441
                                                            ------------------
     TRANSPORTATION (2.0%)
             14,800  Burlington Northern Sante Fe Corp.              1,086,912
             34,100  UTI Worldwide, Inc.                               953,777
                                                            ------------------
                                                                     2,040,689
                                                            ------------------
     UTILITIES (1.3%)
             38,000  Equitable Research, Inc.                        1,329,240
                                                            ------------------

Total common stocks                                                 95,465,530
       (cost: $80,509,838)                                  ------------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (5.0%) (2)
          5,064,000  Sit Money Market Fund, 4.88% (4)                5,064,000
       (cost: $5,064,000)                                   ------------------

Total investments in securities
       (cost: $87,416,166)                                        $100,529,530
                                                            ------------------

Other Assets and Liabilities, Net [-0.6%]                              (60,121)

                                                            ------------------
Total Net Assets                                                  $100,469,409
                                                            ==================


                                                            ------------------
Aggregate Cost                                                      87,416,166
                                                            ------------------

Gross Unrealized Appreciation                                       18,758,794
Gross Unrealized Depreciation                                       (3,803,102)
                                                            ------------------
Net Unrealized Appreciation(Depreciation)                           14,955,692
                                                            ==================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
         Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Sit Large Cap Growth Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 9, 2006


By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    November 9, 2006